Note 11 - Debt (Details) - Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
Current portion of long term debt	$ 1,412
Long term debt	18,007
Total	$ 19,419